Subsequent events - (Details) - Subsequent event $ / shares in Units, ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 17, 2025 USD ($) $ / shares	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)
O 2025 A Dividends
Subsequent Event [Line Items]
Dividend Declared date	Mar. 17, 2025
Dividend declared per share | $ / shares	$ 1.47
Dividends payable, Record date	Jun. 17, 2025
Cash dividends | $	$ 340
Dividend payment date	Jun. 30, 2025
Forecast | Minimum | O 2026 A Dividends
Subsequent Event [Line Items]
Cash dividends | ¥			¥ 30
Forecast | Minimum | O 2027 A Dividends
Subsequent Event [Line Items]
Cash dividends | ¥		¥ 30
American Depository Shares | O 2025 A Dividends
Subsequent Event [Line Items]
Dividend declared per share | $ / shares	$ 1.47